Cost of Revenue (Tables)	6 Months Ended
Jun. 30, 2023
General Information and Reorganization Transactions [Abstract]
Schedule of Cost of Revenue	Cost of revenue primarily consists of expenses for consultants directly involved in the delivery of services to customers.
	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	EUR	EUR
Cost of revenue	2,032	29,768